Capital Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Carrying Value of Capital Instruments

(a) Carrying value of capital instruments

As at December 31,	Issuance date	Earliest par redemption date	Maturity date	Par value	2018	2017
7.535% MFCT II Senior debenture notes(1)	July 10, 2009	December 31, 2019	December 31, 2108	$ 1,000	$1,000	$1,000
JHFC Subordinated notes(2)	December 14, 2006	n/a	December 15, 2036	$ 650	647	647
4.061% MFC Subordinated notes(3)	February 24, 2017	February 24, 2027	February 24, 2032	US$ 750	1,017	935
3.00% MFC Subordinated notes(4)	November 21, 2017	November 21, 2024	November 21, 2029	S$ 500	498	467
3.049% MFC Subordinated debentures(5)	August 18, 2017	August 20, 2024	August 20, 2029	$ 750	747	746
3.317% MFC Subordinated debentures(5)	May 9, 2018	May 9, 2023	May 9, 2028	$ 600	597	–
3.181% MLI Subordinated debentures(6)	November 20, 2015	November 22, 2022	November 22, 2027	$ 1,000	997	996
3.85% MFC Subordinated notes(4)	May 25, 2016	May 25, 2021	May 25, 2026	S$ 500	499	467
2.389% MLI Subordinated debentures(6)	June 1, 2015	January 5, 2021	January 5, 2026	$ 350	349	349
2.10% MLI Subordinated debentures(6)	March 10, 2015	June 1, 2020	June 1, 2025	$ 750	749	748
2.64% MLI Subordinated debentures(6)	December 1, 2014	January 15, 2020	January 15, 2025	$ 500	500	499
2.811% MLI Subordinated debentures(6)	February 21, 2014	February 21, 2019	February 21, 2024	$ 500	500	499
7.375% JHUSA Surplus notes(7)	February 25, 1994	n/a	February 15, 2024	US$ 450	632	584
2.926% MLI Subordinated debentures(8)	November 29, 2013	November 29, 2018	November 29, 2023	$ 250	–	250
2.819% MLI Subordinated debentures(8)	February 25, 2013	February 26, 2018	February 26, 2023	$ 200	–	200
Total					$8,732	$8,387

(1)

Issued by MLI to Manulife Financial Capital Trust II (MFCT II), a wholly owned unconsolidated related party to the Company. On the earliest par redemption date and on every fifth anniversary thereafter (each, a “Interest Reset Date”), the rate of interest will reset to equal the yield on 5-year Government of Canada bonds plus 5.2%. With regulatory approval, MLI may redeem the debentures, in whole or in part, on the earliest par redemption date and on any Interest Reset Date, at a redemption price equal to par, together with accrued and unpaid interest. The redemption price for the debentures redeemed on any day that is not an Interest Reset Date will be equal to the greater of par or the fair value of the debt based on the yield on uncallable Government of Canada bonds to the next Interest Reset Date plus (a) 1.0325% if the redemption date is on or after December 31, 2014, but prior to December 31, 2019, or (b) 2.065% if the redemption date is after December 31, 2019, together with accrued and unpaid interest. Refer to note 17.

(2)

Issued by Manulife Holdings (Delaware) LLC (“MHDLL”), now John Hancock Financial Corporation (“JHFC”), a wholly owned subsidiary of MFC, to Manulife Finance (Delaware) LLC (“MFLLC”), a subsidiary of Manulife Finance (Delaware) L.P. (“MFLP”). MFLP and its subsidiaries are wholly owned unconsolidated related parties to the Company. The note bears interest at a floating rate equal to the 90-day Bankers’ Acceptance rate plus 0.72%. With regulatory approval, JHFC may redeem the note, in whole or in part, at any time, at par, together with accrued and unpaid interest. Refer to note 17.

(3)

On the earliest par redemption date, the interest rate will reset to equal the 5-Year US Dollar Mid-Swap Rate plus 1.647%. With regulatory approval, MFC may redeem the debentures, in whole, but not in part, on the earliest par redemption date, at a redemption price equal to par, together with accrued and unpaid interest.

(4)

On the earliest par redemption date, the interest rate will reset to equal the 5-year Singapore Dollar Swap Rate plus a specified number of basis points. The specified number of basis points is as follows: 3.00% – 83.2 bps, 3.85% – 197 bps. With regulatory approval, MFC may redeem the debentures, in whole, but not in part, on the earliest par redemption date and thereafter on each interest payment date, at a redemption price equal to par, together with accrued and unpaid interest.

(5)

Interest is fixed for the period up to the earliest par redemption date, thereafter, the interest rate will reset to a floating rate equal to the 90-day Bankers’ Acceptance rate plus a specified number of basis points. The specified number of basis points is as follows: 3.049% – 105 bps, 3.317% – 78 bps. With regulatory approval, MFC may redeem the debentures, in whole or in part, on or after the earliest par redemption date, at a redemption price equal to par, together with accrued and unpaid interest.

(6)

Interest is fixed for the period up to the earliest par redemption date, thereafter the interest rate will reset to a floating rate equal to the 90-day Bankers’ Acceptance rate plus a specified number of basis points. The specified number of basis points is as follows: 3.181% – 157 bps, 2.389% – 83 bps, 2.10% – 72 bps, 2.64% – 73 bps, 2.811% – 80 bps. With regulatory approval, MLI may redeem the debentures, in whole or in part, on or after the earliest par redemption date, at a redemption price equal to par, together with accrued and unpaid interest.

(7)

Issued by John Hancock Mutual Life Insurance Company, now John Hancock Life Insurance Company (U.S.A.). Any payment of interest or principal on the surplus notes requires prior approval from the Department of Insurance and Financial Services of the State of Michigan. The carrying value of the surplus notes reflects an unamortized fair value increment of US$20 (2017 – US$23), which arose as a result of the acquisition of John Hancock Financial Services, Inc. The amortization of the fair value adjustment is recorded in interest expense.

(8)	MLI redeemed in full the 2.926% and 2.819% subordinated debentures at par, on November 29, 2018 and February 26, 2018, respectively, the earliest par redemption dates.